Trade and other payables	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Trade and other payables	9 Trade and other payables

	2021	2020
	US$M	US$M
Trade payables	5,079	4,396
Other payables	1,948	1,372

Total	7,027	5,768

Comprising:
Current	7,027	5,767
Non-current	–	1